PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Mine Development
Cost	$ 5,312,844	$ 5,010,088
Accumulated Amortization	1,071,737	942,632
Net Book Value	4,241,107	4,067,456
Mining properties
Property, Plant and Mine Development
Cost	1,364,930	1,356,227
Accumulated Amortization	110,372	86,839
Net Book Value	1,254,558	1,269,388
Plant and equipment
Property, Plant and Mine Development
Cost	2,595,932	2,538,328
Accumulated Amortization	719,805	617,826
Net Book Value	1,876,127	1,920,502
Mine development costs
Property, Plant and Mine Development
Cost	1,005,903	918,482
Accumulated Amortization	241,560	237,967
Net Book Value	764,343	680,515
Meliadine project
Property, Plant and Mine Development
Cost	163,871	133,840
Net Book Value	163,871	133,840
La India project
Property, Plant and Mine Development
Cost	116,559	32,553
Net Book Value	116,559	32,553
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	65,649	30,658
Net Book Value	$ 65,649	$ 30,658